Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (195,963)	$ (27,357)	¥ (289,670)	¥ (43,577)